Revenue and government financing for research expenditures - Disclosure of Government Financing for Research Expenditures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit	€ 7,463	€ 9,729	€ 7,925
Grant	25	0	110
Government financing for research expenditures	7,488	9,729	8,035
Research tax credit, receivable, current	0	29,755	€ 25,904
Gross carrying amount
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit	€ 9,800	9,167
Accumulated impairment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit		€ 1,270